1

QUARTERLY REPORT

		Shares	Fair Value
84.82%	COMMON STOCKS

8.86%	COMMUNICATIONS SERVICES
	Activision Blizzard, Inc.	16,182	$1,238,732
	Radius Global Infrastructure, Inc. (A)	38,484	454,881
	Spok Holdings, Inc.	53,238	436,019
	Tegna, Inc.	20,872	442,278
			2,571,910

4.00%	CONSUMER DISCRETIONARY
	PetMed Express, Inc.	44,316	784,393
	RCI Hospitality Holdings, Inc.	4,050	377,420
			1,161,813

9.08%	CONSUMER STAPLES
	Altria Group, Inc.	30,375	1,388,441
	British American Tobacco PLC	31,193	1,247,096
			2,635,537

9.51%	ENERGY
	Energy Transfer LP	61,607	731,275
	Pioneer Natural Resources Co.	3,660	835,907
	Sitio Royalties Corp. (A)	20,038	578,109
	The Williams Cos., Inc.	18,675	614,408
			2,759,699

2.53%	FINANCIAL
	Genworth Financial, Inc. (A)	138,658	733,501

8.05%	HEALTH CARE
	BioAtla, Inc. (A)	34,355	283,429
	CytomX Therapeutics, Inc. (A)	345,905	553,448
	F-Star Therapeutics, Inc. (A)	55,400	350,128
	Mereo BioPharma Group PLC (A)	313,128	234,846
	Royalty Pharma PLC	23,206	917,101
			2,338,952

14.36%	INDUSTRIAL
	Acacia Research Corp. (A)	482,078	2,029,548
	Flux Power Holdings, Inc. (A)	436,443	1,732,679
	Grupo Aeroportuario del Centro	1,743	406,102
			4,168,329
1.71%	INFORMATION TECHNOLOGY
	Silicon Motion Technology Corp.	7,617	495,029

FORMIDABLE ETF

Schedule of InvestmentsDecember 31, 2022 (Unaudited)

QUARTERLY REPORT

FORMIDABLE ETF

Schedule of Investments - continuedDecember 31, 2022 (Unaudited)

		Shares	Fair Value
15.68%	MATERIALS
	Lithium Americas Corp. (A)	51,171	$969,690
	Newmont Corp.	13,294	627,477
	Rio Tinto PLC	6,409	456,321
	SilverCrest Metals, Inc. (A)	130,924	785,544
	Wheaton Precious Metals Corp.	29,174	1,140,120
	Yamana Gold, Inc.	103,086	572,127
			4,551,279

6.08%	REAL ESTATE
	American Tower Corp.	2,007	425,203
	Iron Mountain, Inc.	14,309	713,304
	Sun Communities, Inc.	4,390	627,770
			1,766,277

4.96%	UTILITIES
	Algonquin Power & Utilties Corp.	85,154	555,204
	Brookfield Infrastructure Partners LLP	28,577	885,601
			1,440,805

84.82%	TOTAL COMMON STOCKS		24,623,131

0.45%	PURCHASED OPTIONS

	PUT OPTIONS PURCHASED

	Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
	iShares iBOXX High Yield Corporate Bond ETF	1,000	7,363,000	72.00	1/19/2023	33,000
	iShares iBOXX High Yield Corporate Bond ETF	1,000	7,363,000	73.00	1/19/2023	62,000
	iShares iBOXX High Yield Corporate Bond ETF	400	2,945,200	72.00	12/29/2022	1,200
	iShares iBOXX High Yield Corporate Bond ETF	290	2,135,270	73.00	12/29/2022	290
	iShares Russell 2000 ETF	600	10,461,600	162.00	1/19/2023	36,000

0.45%	TOTAL PURCHASED OPTIONS					132,490

85.27%	TOTAL INVESTMENTS					24,755,621
14.73%	Other assets, net of liabilities					4,275,261
100.00%	NET ASSETS					$29,030,882

*Non-income producing

QUARTERLY REPORT

FORMIDABLE ETF

Schedule of Investments - continuedDecember 31, 2022 (Unaudited)

-0.38%	OPTIONS WRITTEN

-0.38%	CALL OPTIONS
	Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value

	American Tower, REIT	5	(105,930)	250.00	1/19/2023	$(35)
	Activision Blizzard, Inc.	25	(191,375)	90.00	1/19/2023	(125)
	BioAtla, Inc.	155	(127,875)	12.50	1/19/2023	(3,100)
	CytomX Therapeutics, Inc.	500	(80,000)	2.50	1/19/2023	(2,500)
	CytomX Therapeutics, Inc.	600	(96,000)	2.50	2/16/2023	(4,800)
	Energy Transfer LP	200	(237,400)	13.00	1/19/2023	(600)
	Flux Power Holdings, Inc.	575	(228,275)	5.00	1/19/2023	(11,500)
	F-Star Therapeutics, Inc.	554	(350,128)	5.00	1/19/2023	(72,020)
	Lithium Americas Corp.	175	(331,625)	30.00	1/19/2023	(175)
	Mereo BioPharma Group PLC*	517	(38,775)	2.50	1/19/2023	(2,585)
	Newmont Corp.	40	(188,800)	55.00	1/19/2023	(400)
	Pioneer Natural Resources Co.	10	(228,390)	275.00	1/19/2023	(1,500)
	Radius Globa Infracture, Inc.	100	(118,200)	15.00	1/19/2023	(1,500)
	RCI Hospitality Holdings	15	(139,785)	100.00	1/19/2023	(1,875)
	RCI Hospitality Holdings	22	(205,018)	105.00	2/16/2023	(4,400)
	SilverCrest Metals, Inc.*	350	(210,000)	7.50	1/19/2023	(1,750)
	Silicon Motion Technology	25	(162,475)	85.00	1/19/2023	(250)

-0.38%	TOTAL CALL OPTIONS WRITTEN					(109,115)

-0.02%	PUT OPTIONS	500	(8,718,000)	150.00	1/19/2023	(6,000)
	iShares Russell 2000 ETF

-0.40%	TOTAL OPTIONS WRITTEN					(115,115)

QUARTERLY REPORT

FORMIDABLE ETF

Schedule of Investments - continuedDecember 31, 2022 (Unaudited)

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2022:

	Level 1	Level 2	Level 3
	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total
Common Stocks	$24,623,131	$—	$—	$24,623,131
Options Purchased	—	132,490	—	132,490
Total Investments	$24,623,131	$132,490	$—	$24,755,621
Options Written	$—	$(115,115)	$—	$(115,115)

The Fund held no Level 3 securities at any time during the period.

There were no transfers into or out of Levels 1 and 2 during the period ended December 31, 2022.

At December 31, 2022 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $26,671,603 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$1,237,081
Gross unrealized depreciation	(3,268,178)
Net unrealized appreciation	$(2,031,097)